Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	333-261614
Entity Registrant Name	Welsis Corp.
Entity Central Index Key	0001887912
Entity Tax Identification Number	98-1620699
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	701 E Cathedral Rd.
Entity Address, Address Line Two	Ste 45 PMB 405
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19128
City Area Code	212
Local Phone Number	552-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true